              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY


                      METROPOLITAN LIFE INSURANCE COMPANY
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
     Brighthouse/Wellington Large Cap Research Portfolio
     MFS(R) Research International Portfolio
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
     BlackRock Capital Appreciation Portfolio
     BlackRock Ultra-Short Term Bond Portfolio
     Brighthouse/Wellington Core Equity Opportunities Portfolio
     Jennison Growth Portfolio
     MFS(R) Total Return Portfolio
     T. Rowe Price Large Cap Growth Portfolio
  Western Asset Management Strategic Bond Opportunities Portfolio
     Western Asset Management U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
     Contrafund(R) Portfolio
     Equity-Income Portfolio
     High Income Portfolio
     Index 500 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL CLASS
     MFS(R) Total Return Bond Series

Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

Certain Investment Portfolios have been subject to a name change. Please see "Additional Information Regarding Investment Portfolios" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLES
--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER
FEBRUARY 1, 1999)

(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.


Mortality and Expense Risk Charge...........   1.25%(1)
Administrative Expense Charge...............   0.15%
                                               -------
TOTAL ANNUAL SEPARATE ACCOUNT CHARGE........   1.40%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
   1999)
(as a percentage of average net assets)


Mortality and Expense Risk Charge........   0.84%(1)
Administrative Expense Charge............   0.15%
                                            -------
TOTAL SEPARATE ACCOUNT EXPENSES..........   0.99%

------------
(1)   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Capital Appreciation Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Jennison Growth Portfolio -- Class A; and 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A.


INVESTMENT PORTFOLIO EXPENSES:

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                            MINIMUM     MAXIMUM
                                                                                           ---------   --------
Total Annual Investment Portfolio Operating Expenses....................................
(expenses that are deducted from Investment Portfolio assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)..........................    0.10%       0.93%

INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund.........    0.71%          --          0.21%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap
  Research Portfolio............................    0.56%          --          0.03%
 MFS(R) Research International Portfolio........    0.70%          --          0.04%



                                                   ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                     AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                               EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund......... 0.01%         0.93%         0.01%         0.92%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap
  Research Portfolio............................ --            0.59%         0.04%         0.55%
 MFS(R) Research International Portfolio........ --            0.74%         0.06%         0.68%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                                 FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Capital Appreciation Portfolio......    0.70%          --          0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio....................................    0.35%          --          0.03%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio......................    0.70%          --          0.02%
 Jennison Growth Portfolio.....................    0.60%          --          0.02%
 MFS(R) Total Return Portfolio.................    0.56%          --          0.05%
 T. Rowe Price Large Cap Growth Portfolio......    0.60%          --          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio......................    0.57%          --          0.03%
 Western Asset Management
  U.S. Government Portfolio....................    0.47%          --          0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................    0.55%          --          0.08%
 Equity-Income Portfolio.......................    0.45%          --          0.09%
 High Income Portfolio.........................    0.56%          --          0.12%
 Index 500 Portfolio...........................    0.05%          --          0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%          --          0.05%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.70%          --          0.05%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%          --          0.08%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Total Return Bond Series...............    0.50%          --          0.03%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                              EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Capital Appreciation Portfolio......   --          0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio....................................   --          0.38%     0.02%           0.36%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio......................   --          0.72%     0.11%           0.61%
 Jennison Growth Portfolio.....................   --          0.62%     0.08%           0.54%
 MFS(R) Total Return Portfolio.................   --          0.61%       --            0.61%
 T. Rowe Price Large Cap Growth Portfolio......   --          0.62%     0.02%           0.60%
 Western Asset Management Strategic Bond
  Opportunities Portfolio...................... 0.01%         0.61%     0.05%           0.56%
 Western Asset Management
  U.S. Government Portfolio....................   --          0.50%     0.01%           0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Contrafund(R) Portfolio.......................   --          0.63%       --            0.63%
 Equity-Income Portfolio....................... 0.05%         0.59%       --            0.59%
 High Income Portfolio.........................   --          0.68%       --            0.68%
 Index 500 Portfolio...........................   --          0.10%       --            0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 -- CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --          0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio....................................   --          0.75%       --            0.75%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --          0.83%       --            0.83%
MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
 CLASS
 MFS(R) Total Return Bond Series...............   --          0.53%       --            0.53%

The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



                      ANNUITY PAYMENTS (THE INCOME PHASE)
--------------------------------------------------------------------------------
We have modified the first paragraph in ANNUITY PAYMENTS (THE INCOME PHASE) to read as follows:


Under the Contract, you can choose the month and year in which Annuity Income Payments begin. That date is called the Annuity Income Date. Your Annuity Income Date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Income Date. You can also choose the frequency of Annuity Income Payments and the plan on which those payments are based. We call these Annuity Income Options. If you were issued a Contract with sex-distinct annuity rates prior to the time that state law mandated unisex annuity rates (if applicable in your state), the annuity rates we use will not be less than the guaranteed sex-distinct rates in the Contract when issued.

                                  SUBACCOUNTS
--------------------------------------------------------------------------------
We have modified the first two paragraphs of the ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES subsection in SECTION 4. SUBACCOUNTS to read as follows:

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this prospectus, our affiliate. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

As of the date of this prospectus supplement, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, Inc. and it is expected that MetLife and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.

There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.


        INVESTMENT PORTFOLIO                 INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------ ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
 Invesco V.I. International Growth   Seeks long-term growth of capital.   Invesco Advisers, Inc.
  Fund

          INVESTMENT PORTFOLIO                    INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
  Research Portfolio                                                             Subadviser: Wellington Management
                                                                                 Company LLP
 MFS(R) Research International          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadviser: Massachusetts Financial
                                                                                 Services Company
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Capital Appreciation         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond        Seeks a high level of current income     Brighthouse Investment Advisers, LLC
  Portfolio                             consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
 Brighthouse/Wellington Core            Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
  Equity Opportunities Portfolio        income over time and, secondarily,       Subadviser: Wellington Management
                                        long-term capital appreciation and       Company LLP
                                        current income.
 Jennison Growth Portfolio              Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
 MFS(R) Total Return Portfolio          Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                        investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
 T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadviser: T. Rowe Price Associates,
                                                                                 Inc.
 Western Asset Management               Seeks to maximize total return           Brighthouse Investment Advisers, LLC
  Strategic Bond Opportunities          consistent with preservation of          Subadviser: Western Asset Management
  Portfolio                             capital.                                 Company
 Western Asset Management               Seeks to maximize total return           Brighthouse Investment Advisers, LLC
  U.S. Government Portfolio             consistent with preservation of          Subadviser: Western Asset Management
                                        capital and maintenance of liquidity.    Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
 Equity-Income Portfolio                Seeks reasonable income. The fund        Fidelity Management & Research
                                        will also consider the potential for     Company
                                        capital appreciation. The fund's goal    Subadviser: FMR Co., Inc.
                                        is to achieve a yield which exceeds
                                        the composite yield on the securities
                                        comprising the S&P 500(R) Index.
 High Income Portfolio                  Seeks a high level of current income,    Fidelity Management & Research
                                        while also considering growth of         Company
                                        capital.                                 Subadviser: FMR Co., Inc.
 Index 500 Portfolio                    Seeks investment results that            Fidelity Management & Research
                                        correspond to the total return of        Company
                                        common stocks publicly traded in         Subadvisers: FMR Co., Inc.; Geode
                                        the United States, as represented by     Capital Management, LLC
                                        the S&P 500(R) Index.

         INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Aggressive      Seeks capital appreciation.             Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Appreciation    Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor, LLC
  Portfolio                                                                   Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Small Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor, LLC
  Growth Portfolio                                                            Subadviser: ClearBridge Investments,
                                                                              LLC
MFS(R) VARIABLE INSURANCE TRUST --
 INITIAL CLASS
 MFS(R) Total Return Bond Series      Seeks total return with an emphasis     Massachusetts Financial Services
                                      on current income, but also             Company
                                      considering capital appreciation.

            ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------
Met Investors Series Trust changed its name to Brighthouse Funds Trust I and Metropolitan Series Fund changed its name to Brighthouse Funds Trust II. In addition, certain Investment Portfolios were subject to a name change. The chart below identifies the former names and new names for the Investment Portfolios, and where applicable, the former name and the new name of the trust of which the Investment Portfolio is a part.


INVESTMENT PORTFOLIO NAME CHANGES


The following Investment Portfolios were renamed:


                     FORMER NAME                                            NEW NAME
----------------------------------------------------- ----------------------------------------------------
METROPOLITAN SERIES FUND                              BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio
MET INVESTORS SERIES TRUST                            BRIGHTHOUSE FUNDS TRUST I
 Met/Wellington Large Cap Research Portfolio          Brighthouse/Wellington Large Cap Research Portfolio

RESTRICTIONS ON TRANSFER


We have modified the second and third paragraphs in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFER to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, (i.e., the Invesco V.I. International Growth Fund, MFS(R) Research International Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, High Income Portfolio and ClearBridge Variable Small Cap Growth Portfolio -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days, or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO

NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

A first occurrence will result in a warning letter; any additional occurrence thereafter will result in the imposition of the restrictions described above for a six-month period.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 200 Park Avenue, New York, New York 10166.


FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:                          Telephone: (800) 848-3854
MetLife Investors Distribution Company